Risk management (Tables)	6 Months Ended
Jun. 30, 2026
Risk management
Schedule of book values of financial assets and liabilities denominated in foreign currency

	June 30,	December 31,
(In USD$million)	2026	2025
	(Unaudited)
Cash and cash equivalents	352	544
Other financial assets	3	777
Trade receivables and payables	(117)	432
Loans and borrowings	(18,795)	(18,702)
Other assets and liabilities	(1,066)	(483)
Net liability position	(19,623)	(17,432)

Schedule of sensitivity analysis for exchange rate risk

The following is the effect that a variation of 8% and 15% would have in the exchange rate of Colombian pesos against the US dollar, related to the exposure of financial assets and liabilities in foreign currency as of June 30, 2026:

Scenario / variation in the	Effect on income	Effect on other
exchange rate	before taxes +/-	comprehensive income +/
8%	(718)	(4,681)
15%	(1,347)	(8,777)

Schedule of non-derivative hedging instrument

	June 30,	December 31,
(USD$ Million)	2026	2025
	(Unaudited)
Opening balance	7,347	7,343
Reassignment of hedging instruments	658	1,316
Realization of exports revenue	(658)	(1,316)
Designation of new hedge items	—	4
Closing balance	7,347	7,347

Schedule of movement in the other comprehensive income

	June 30,	December 31,
	2026	2025
	(Unaudited)
Opening balance	(1,248)	1,578
Exchange difference	(2,303)	(4,737)
Reclassification to profit or loss (Note 24)	851	150
Ineffectiveness reclassified to profit and loss	46	(14)
Deferred income tax	607	1,775
Closing balance	(2,047)	(1,248)

	June 30,	December 31,
	2026	2025
	(Unaudited)
Opening balance	2,718	6,467
Exchange difference	(3,160)	(6,642)
Deferred income tax	1,533	2,893
Closing balance	1,091	2,718

Schedule of expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss

Year	Before taxes	Taxes	After taxes
2026	1,474	(600)	874
2027	388	(156)	232
2028	386	(155)	231
2029	383	(154)	229
2030	296	(119)	177
2031	251	(101)	150
2032	244	(98)	146
2033	11	(3)	8
	3,433	(1,386)	2,047

Schedule of leverage index over the periods reported

	June 30,	December 31,
	2026	2025
	(Unaudited)
Loans and borrowings (Note 19)	104,918	109,200
Cash and cash equivalents (Note 6)	(8,745)	(10,694)
Other financial assets (Note 9)	(3,809)	(3,296)
Net financial debt	92,364	95,210
Equity (Note 23)	107,937	106,739
Leverage (1)	46.11%	47.15%

(1)Net financial debt / (Net financial debt + Equity)